UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Libra Advisors, LLC

Address:  909 Third Avenue
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon              New York, New York               5/9/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  121
                                         ---

Form 13F Information Table Value Total: $147,551
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE



COLUMN 1                               COLUMN  2      COLUMN 3    COLUMN 4  COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8
                                                      VALUE       SHRS OR   SH/         PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                         TITLE OF CLASS CUSIP       (X$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS SOLE  SHARED  NONE

ACXIOM CORP                            Common Stock   005125109      206    12,000  SH         Sole              12,000    0      0
ADELPHIA COMMUNICATIONS CORP CL A      Class A        006848105      149    10,000  SH         Sole              10,000    0      0
ADOBE SYSTEMS INC DEL                  Common Stock   00724F101    1,511    37,500  SH         Sole              37,500    0      0
AGNICO-EAGLE MINES LTD                 Common Stock   008474108      534    40,000  SH         Sole              40,000    0      0
ALCATEL - SPONSORED ADR                Sponsored ADR  013904305      439    31,000  SH         Sole              31,000    0      0
AMAZON COM INC                         Common Stock   023135106    1,616   113,000  SH         Sole             113,000    0      0
AMERITRADE HOLDING CORP-CL A           Class A        03072H109       91    14,000  SH         Sole              14,000    0      0
ANDRX GROUP FORMERLY ANDRX CORP        Common Stock   034553107      357     9,400  SH         Sole               9,400    0      0
AO MOSENERGO-SPONSORED ADR             Common Stock   037376308      101    25,000  SH         Sole              25,000    0      0
AOL TIME WARNER INC                    Common Stock   00184A105    2,365   100,000  SH         Sole             100,000    0      0
AON CORPORATION                        Common Stock   037389103      700    20,000  SH         Sole              20,000    0      0
APPLIED MICRO CIRCUITS CORP CDT COM    Common Stock   03822W109      382    47,700  SH         Sole              47,700    0      0
ASIA PACIFIC FUND INC                  Common Stock   044901106      536    52,990  SH         Sole              52,990    0      0
ASML HOLDINGS NV NY REG SHS            NY SHS         N07059111    1,522    60,000  SH         Sole              60,000    0      0
BARD C R INC                           Common Stock   067383109    2,067    35,000  SH         Sole              35,000    0      0
BINDVIEW DEVELOPMENT CORP              Common Stock   090327107      108    50,000  SH         Sole              50,000    0      0
CAPSTONE TURBINE CORP COM              Common Stock   14067D102       33    10,000  SH         Sole              10,000    0      0
CATALYTICA ENERGY SYSTEM INC           Common Stock   148884109       92    27,374  SH         Sole              27,374    0      0
CE FRANKLIN LTD                        Common Stock   125151100    2,129   788,700  SH         Sole             788,700    0      0
CELLULAR TECHNICAL SERVICES            Common Stock   151167301       67    32,300  SH         Sole              32,300    0      0
CENTRA SOFTWARE INC COM                Common Stock   15234X103       48    10,000  SH         Sole              10,000    0      0
CHECKFREE CORP NEW                     Common Stock   162813109      153    10,000  SH         Sole              10,000    0      0
CHESAPEAKE ENERGY CORP                 Common Stock   165167107      387    50,000  SH         Sole              50,000    0      0
CHIQUITA BRANDS INTL INC COM           Common Stock   170032106    1,143    69,295  SH         Sole              69,295    0      0
CISCO SYSTEMS INC                      Common Stock   17275R102      354    20,898  SH         Sole              20,898    0      0
CLEAN HARBORS INC                      Common Stock   184496107      233    20,000  SH         Sole              20,000    0      0
CONCORD CAMERA CORP                    Common Stock   206156101       90    10,000  SH         Sole              10,000    0      0
CONSTELLATION ENERGY GROUP INC         Common Stock   210371100    5,862   190,000  SH         Sole             190,000    0      0
COPYTELE INC                           Common Stock   217721109       17    34,600  SH         Sole              34,600    0      0
COTT CORPORATION                       Common Stock   22163N106      189    10,000  SH         Sole              10,000    0      0
CRESTLINE CAP CORP COM                 Common Stock   226153104    8,541   253,900  SH         Sole             253,900    0      0
CROWN CORK & SEAL CO INC               Common Stock   228255105      179    20,000  SH         Sole              20,000    0      0
DATAWATCH CORP                         Common Stock   237917208       42    16,000  SH         Sole              16,000    0      0
DAVOX CORP                             Common Stock   239208101      120    15,000  SH         Sole              15,000    0      0
DEUTSCHE TELEKOM AG SPONSORED ADR      Sponsored ADR  251566105      296    19,763  SH         Sole              19,763    0      0
DUN & BRADSTREET CORP                  Common Stock   26483E100   15,060   376,400  SH         Sole             376,400    0      0
DYNEGY INC NEW CL A                    Class A        26816Q101    7,308   252,000  SH         Sole             252,000    0      0
EGL INC COM                            Common Stock   268484102      609    38,400  SH         Sole              38,400    0      0
EMBRAER-EMPRESA BRASILEIRA DE
  AERONAUTI                            ADR PFD SHS    29081M102      691    34,263  SH         Sole              34,263    0      0
EMC CORP-MASS                          Common Stock   268648102      119    10,000  SH         Sole              10,000    0      0
EMMIS COMMUNICATIONS CORP-CL A         Class A        291525103      775    29,000  SH         Sole              29,000    0      0
ENTRADA NETWORKS INC                   Common Stock   29382Y102       28   175,840  SH         Sole             175,840    0      0
ESS TECHNOLOGY INC                     Common Stock   269151106      311    15,000  SH         Sole              15,000    0      0
EXELIXIS INC                           Common Stock   30161Q104      138    10,000  SH         Sole              10,000    0      0
E-Z-EM INC CLASS A                     Class A        269305207      191    16,000  SH         Sole              16,000    0      0
FINISAR CORP COM                       Common Stock   31787A101      300    39,000  SH         Sole              39,000    0      0
GANNETT COMPANY INC                    Common Stock   364730101    1,522    20,000  SH         Sole              20,000    0      0
GENERAL MTRS CORP CL H COM NEW         Class H        370442832    1,152    70,000  SH         Sole              70,000    0      0
GOLDMAN SACHS GROUP INC COM            Common Stock   38141G104      722     8,000  SH         Sole               8,000    0      0
GRANT PRIDECO INC                      Common Stock   38821G101      274    20,000  SH         Sole              20,000    0      0
HALLIBURTON CO                         Common Stock   406216101    2,946   172,600  SH         Sole             172,600    0      0
HANOVER COMPRESSOR CO HOLDING CO       Common Stock   410768105      559    31,100  SH         Sole              31,100    0      0
HARMONY GOLD MNG LTD SPONSORED ADR     Sponsored ADR  413216300    1,012    89,600  SH         Sole              89,600    0      0
HEARTLAND PARTNERS LP  -CL A           UT LTD PARTNER 422357103    1,373    97,200  SH         Sole              97,200    0      0
HEWLETT-PACKARD CA                     Common Stock   428236103      538    30,000  SH         Sole              30,000    0      0
HOMESTORE.COM INC                      Common Stock   437852106       27    10,000  SH         Sole              10,000    0      0
IMCLONE SYSTEMS INC                    Common Stock   45245W109      345    14,000  SH         Sole              14,000    0      0
INDIA FUND INC                         Common Stock   454089103    3,056   292,400  SH         Sole             292,400    0      0
INDIA GROWTH FUND INC                  Common Stock   454090101      765    83,100  SH         Sole              83,100    0      0
IOMEGA CORP COM NEW                    Common Stock   462030305    2,137   241,200  SH         Sole             241,200    0      0
I-STAT CORP                            Common Stock   450312103      186    25,500  SH         Sole              25,500    0      0
JABIL CIRCUIT INC                      Common Stock   466313103      776    33,000  SH         Sole              33,000    0      0
JUNIPER NETWORKS INC COM               Common Stock   48203R104      207    16,400  SH         Sole              16,400    0      0
KOHLS CORPORATION                      Common Stock   500255104    1,423    20,000  SH         Sole              20,000    0      0
KOREA ELEC PWR CO SPONSORED ADR        Sponsored ADR  500631106      422    40,000  SH         Sole              40,000    0      0
KOREA FD INC COM                       Common Stock   500634100    6,659   376,400  SH         Sole             376,400    0      0
LADENBURG THALMANN FINL SVCS           Common Stock   50575Q102       12    19,661  SH         Sole              19,661    0      0
LUMENIS LTD SHS                        SHS            M6778Q105    6,743   607,500  SH         Sole             607,500    0      0
MANUGISTICS GROUP INC                  Common Stock   565011103      494    23,000  SH         Sole              23,000    0      0
MAVERICK TUBE CORP                     Common Stock   577914104      196    12,000  SH         Sole              12,000    0      0
METRIS COS INC COM                     Common Stock   591598107      432    21,600  SH         Sole              21,600    0      0
MICHAEL ANTHONY JEWELERS INC           Common Stock   594060105       68    22,300  SH         Sole              22,300    0      0
MICROSEMI CORP COM                     Common Stock   595137100      266    16,300  SH         Sole              16,300    0      0
MILLENNIUM CELL INC                    Common Stock   60038B105      505   159,400  SH         Sole             159,400    0      0
MORGAN STANLEY EASTERN EUROPEAN FD INC Common Stock   616988101      253    13,200  SH         Sole              13,200    0      0
NEW YORK TIMES CO-CL A                 Class A        650111107    2,393    50,000  SH         Sole              50,000    0      0
NEWMONT MINING CORP                    Common Stock   651639106    3,079   111,200  SH         Sole             111,200    0      0
NORTH AMERN SCIENTIFIC INC             Common Stock   65715D100    1,294   100,000  SH         Sole             100,000    0      0
NORTHROP GRUMMAN CORP                  Common Stock   666807102    4,884    43,200  SH         Sole              43,200    0      0
ONI SYS CORP                           Common Stock   68273F103      679   110,000  SH         Sole             110,000    0      0
OPEN JT STK CO-VIMPEL COMMUNICATIONS   Sponsored ADR  68370R109    2,137    66,400  SH         Sole              66,400    0      0
OPENWAVE SYS INC                       Common Stock   683718100       64    10,000  SH         Sole              10,000    0      0
OPTI INC                               Common Stock   683960108      457   329,000  SH         Sole             329,000    0      0
PACIFICARE HEALTH SYSTEMS INC DEL      Common Stock   695112102      436    25,000  SH         Sole              25,000    0      0
PG&E CORP                              Common Stock   69331C108    1,531    65,000  SH         Sole              65,000    0      0
PHILIP MORRIS COS INC                  Common Stock   718154107    1,317    25,000  SH         Sole              25,000    0      0
PLACER DOME INC                        Common Stock   725906101    1,555   126,910  SH         Sole             126,910    0      0
PMC SIERRA INC COM                     Common Stock   69344F106      705    43,300  SH         Sole              43,300    0      0
POTASH CORP OF SASKATCHEWAN INC        Common Stock   73755L107    1,958    30,000  SH         Sole              30,000    0      0
QUICKSILVER RESOURCES INC              Common Stock   74837R104      879    38,200  SH         Sole              38,200    0      0
QUIKSILVER INC                         Common Stock   74838C106      919    42,000  SH         Sole              42,000    0      0
RAYTHEON CO                            Common Stock   755111507    3,407    83,000  SH         Sole              83,000    0      0
REHABILICARE INC                       Common Stock   758944102      498    94,900  SH         Sole              94,900    0      0
ROSTELECOM LONG DISTANCE & INTL        ADRS           778529107      773   100,000  SH         Sole             100,000    0      0
SANMINA CORP                           Common Stock   800907107      170    14,500  SH         Sole              14,500    0      0
SEABULK INTERNATIONAL INC              Common Stock   81169P101      138    25,000  SH         Sole              25,000    0      0
SERACARE LIFE SCIENCES INC             Common Stock   81747Q100      154    25,800  SH         Sole              25,800    0      0
SERENA SOFTWARE INC                    Common Stock   817492101      410    21,000  SH         Sole              21,000    0      0
SHAW GROUP INC                         Common Stock   820280105      688    25,000  SH         Sole              25,000    0      0
SK TELECOM LTD SPONSORED ADR           Sponsored ADR  78440P108    2,150    87,400  SH         Sole              87,400    0      0
SOLECTRON CORP                         Common Stock   834182107       78    10,000  SH         Sole              10,000    0      0
SPINNAKER EXPL CO                      Common Stock   84855W109      625    15,000  SH         Sole              15,000    0      0
STAGE STORES INC COM NEW               Common Stock   85254C305      665    25,000  SH         Sole              25,000    0      0
SUNGARD DATA SYS INC                   Common Stock   867363103    1,649    50,000  SH         Sole              50,000    0      0
SYNAVANT INC                           Common Stock   87157A105      908   269,400  SH         Sole             269,400    0      0
TELE CENTRO OESTE CELULAR
  PARTICIPACOES                        Sponsored ADR P87923P105      121    20,000  SH         Sole              20,000    0      0
TEMPLETON DRAGON FUND INC              Common Stock   88018T101      936   115,000  SH         Sole             115,000    0      0
TEMPLETON RUSSIA FD INC COM            Common Stock   88022F105    6,496   239,700  SH         Sole             239,700    0      0
TEMPLETON VIETNAM & SOUTHEAST          Common Stock   88022J107    1,328   150,000  SH         Sole             150,000    0      0
TERRA NETWORKS S A SPONS ADR           Sponsored ADR  88100W103      292    37,500  SH         Sole              37,500    0      0
TIMBERLAND CO                          Class A        887100105      423    10,000  SH         Sole              10,000    0      0
TIME WARNER TELECOM INC CL A           Class A        887319101       79    13,000  SH         Sole              13,000    0      0
TUMBLEWEED COMMUNICATIONS CORP         Common Stock   899690101       44    12,000  SH         Sole              12,000    0      0
TURKCELL ILETISIM HIZMETLERI A S SPONS Sponsored ADR  900111204      465    28,600  SH         Sole              28,600    0      0
UNITED GLOBAL.COM CL A                 Class A        913247508    1,810   334,500  SH         Sole             334,500    0      0
UNIVERSAL COMPRESSION HLDGS INC COM    Common Stock   913431102      375    14,200  SH         Sole              14,200    0      0
VALUECLICK INC                         Common Stock   92046N102      132    50,000  SH         Sole              50,000    0      0
VITESSE SEMICONDUCTOR CORP             Common Stock   928497106      164    16,700  SH         Sole              16,700    0      0
WESTMORELAND COAL CO                   Common Stock   960878106    4,813   310,700  SH         Sole             310,700    0      0
WIRELESS FACILITIES INC                Common Stock   97653A103       86    14,400  SH         Sole              14,400    0      0
WORLDCOM INC                           WRLDCM GP      98157D106      135    20,000  SH         Sole              20,000    0      0
                                                         Total:  147,551






03784.0001 #321964